Consolidated Statements of Changes in Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Total Stockholders Equity	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Noncontrolling Interest [Member]
Balance at beginning of period at Dec. 31, 2015		$ 726	$ 1	$ 0	$ 869	$ (150)	$ 6
Shares outstanding at beginning of period at Dec. 31, 2015			133.0
Comprehensive income (loss):
Net income (loss)		272			270		2
Other comprehensive (loss) income	$ (60)	(57)			0	(55)	(2)
Total comprehensive income (loss)		215			270	(55)	0
Employee stock purchase and stock compensation plans		59		59
Employee stock purchase and stock compensation plans (in shares)			2.0
Stock Repurchased During Period, Shares			(10.0)
Stock Repurchased During Period, Value		(250)	$ 0	(27)	(223)
Dividends, Preferred Stock		(49)		0	(49)		0
Dividend distribution		2	0	0	0		2
Deemed dividend on modification of Series A convertible preferred stock	0
Deemed dividend on preferred stock redemption	0
Balance at end of period at Dec. 31, 2016		699	$ 1	32	867	(205)	4
Shares outstanding at end of period at Dec. 31, 2016			125.0
Comprehensive income (loss):
Net income (loss)		235			232		3
Other comprehensive (loss) income	4	4				6	(2)
Total comprehensive income (loss)		239			232	6	1
Cumulative Effect on Retained Earnings, Net of Tax		39			39
Employee stock purchase and stock compensation plans		61		61
Employee stock purchase and stock compensation plans (in shares)			1.0
Stock Repurchased During Period, Shares			(7.0)
Stock Repurchased During Period, Value		(350)	$ 0	(178)	(172)
Dividends, Preferred Stock		(47)			(47)
Dividend distribution		(2)					(2)
Deemed dividend on modification of Series A convertible preferred stock	(4)	(4)			(4)
Deemed dividend on preferred stock redemption	(58)			58	(58)
Stock Redeemed or Called During Period, Shares			3.0
Stock Redeemed or Called During Period, Value		87		87
Balance at end of period at Dec. 31, 2017	$ 722	722	$ 1	60	857	(199)	3
Shares outstanding at end of period at Dec. 31, 2017	122.0		122.0
Comprehensive income (loss):
Net income (loss)		(87)			(88)		1
Other comprehensive (loss) income	$ (50)	(48)				(48)
Total comprehensive income (loss)		(135)			(88)	(48)	1
Cumulative Effect on Retained Earnings, Tax		15			14	1
Employee stock purchase and stock compensation plans		56		56
Employee stock purchase and stock compensation plans (in shares)			2.0
Stock Repurchased During Period, Shares			(6.0)
Stock Repurchased During Period, Value		(210)	$ 0	(82)	(128)
Dividends, Preferred Stock		(49)			(49)
Deemed dividend on modification of Series A convertible preferred stock	0
Deemed dividend on preferred stock redemption	0
Balance at end of period at Dec. 31, 2018	$ 399	$ 399	$ 1	$ 34	$ 606	$ (246)	$ 4
Shares outstanding at end of period at Dec. 31, 2018	118.0		118.0